Note 24 - Segment and Geographic Information (Details) - Operations of the Group's Operating Segments (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenues	$ 52,738,077	$ 29,599,486	$ 53,008,065
Cost of revenues	10,570,070	8,089,394	8,770,617
General and administrative	15,210,102	11,387,381	11,227,632
Product development	9,032,327	10,735,570	13,313,635
Sales and marketing	30,588,236	13,072,017	21,337,799
Operating expenses	54,830,665	35,194,968	63,420,374
Government subsidies	11,187	75,883	265,016
Income (loss) from operations	(12,651,471)	(13,608,993)	(18,917,910)
Assets	133,492,735	121,370,995	159,976,683
Operating Segments [Member] | Precious Metal Trading Services [Member]
Segment Reporting Information [Line Items]
Net revenues	30,124,245
Sales and marketing	22,015,190
Operating expenses	23,886,321
Assets	27,791,654
Operating Segments [Member] | Subscription Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Net revenues	21,656,482
Sales and marketing	10,429,389
Operating expenses	29,508,969
Assets	80,844,211
Operating Segments [Member] | Brokerage Services in Hong Kong [Member]
Segment Reporting Information [Line Items]
Net revenues	3,404,767
Sales and marketing	591,074
Operating expenses	3,882,792
Assets	31,893,233
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net revenues	55,185,494
Sales and marketing	33,035,653
Operating expenses	57,278,082
Assets	140,529,098
Intersubsegment Eliminations [Member] | Precious Metal Trading Services [Member]
Segment Reporting Information [Line Items]
Operating expenses	(2,447,417)
Intersubsegment Eliminations [Member] | Subscription Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Net revenues	(2,447,417)
Assets	(7,036,363)
Intersubsegment Eliminations [Member]
Segment Reporting Information [Line Items]
Net revenues	(2,447,417)
Operating expenses	(2,447,417)
Assets	(7,036,363)
Precious Metal Trading Services [Member]
Segment Reporting Information [Line Items]
Net revenues	30,124,245
Cost of revenues	2,613,287
General and administrative	1,087,048
Product development	784,083
Operating expenses	21,438,904
Income (loss) from operations	6,072,054
Assets	27,791,654
Subscription Services And Other Related Services [Member]
Segment Reporting Information [Line Items]
Net revenues	19,209,065	25,781,724	49,468,401
Cost of revenues	7,018,379	7,297,061	8,462,096
General and administrative	10,831,336	8,515,833	8,319,593
Product development	8,248,244	10,735,570	13,313,635
Sales and marketing		12,500,788	20,714,263
Operating expenses	29,508,969	31,752,191	58,492,309
Government subsidies	11,187	75,883	265,016
Income (loss) from operations	(17,307,096)	(13,191,645)	(17,220,988)
Assets	73,807,848	72,474,437	106,811,438
Brokerage Services in Hong Kong [Member]
Segment Reporting Information [Line Items]
Net revenues	3,404,767	3,817,762	3,539,664
Cost of revenues	938,404	792,333	308,521
General and administrative	3,291,718	2,871,548	2,908,039
Sales and marketing		571,229	623,536
Operating expenses	3,882,792	3,442,777	4,928,065
Income (loss) from operations	(1,416,429)	(417,348)	(1,696,922)
Assets	$ 31,893,233	$ 48,896,558	$ 53,165,245